Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2019 and 2020:

	RMB			RMB equivalent (US$)			RMB equivalent (HKD/SGD/IDR)			Total in RMB
	Overseas	China		Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2019	—	59,438,015	7,806,771	223,534,731	56,358,066	969	678,541	—	—	347,817,093
December 31, 2020	—	84,260,552	12,083,788	361,937,179	35,966,024	—	227,348	—	—	494,474,891